Summary of Significant Accounting Policies - Schedule of Common Stock Subject to Possible Redemption (Details) - Breeze Holdings Acquisition Corp. [Member] - USD ($)				6 Months Ended	12 Months Ended
	Dec. 23, 2024	Jun. 26, 2024	Mar. 29, 2023	Jun. 30, 2025	Dec. 31, 2024
Schedule of Common Stock Subject to Possible Redemption [Line Items]
Common stock subject to possible redemption - Beginning balance				$ 3,078,621	$ 12,647,701
Plus:
Re-measurement of Common stock to redemption value				165,173
Less:
Common stock redeemed	$ 7,400,000	$ 2,900,000	$ 5,400,000	(584,386)
Common stock subject to possible redemption - Ending balance				$ 2,659,408	$ 3,078,621